DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impact of Adoption of New Accounting Pronouncements - Q2 (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
New Accounting Pronouncement, Early Adoption [Line Items]
Deferred income taxes - current				$ 58.0		$ 58.4
Deferred income taxes - noncurrent	$ 41.7			49.8	[1]	34.8
Other long-term liabilities	72.8			70.8	[1]	90.0
Increase in prepaid expenses and other current assets	(31.0)	$ (25.1)	[1]	(32.6)		4.5	$ (12.3)
Decrease in accrued expenses and other current liabilities	(43.1)	(25.5)	[1]	10.2		(21.5)	$ (4.5)
Long-Term Debt	1,783.6			1,783.7	[1]	1,832.4
Other Assets	$ 89.4			84.1	[1]	$ 113.3
Accounting Standards Update 2015-17 [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Deferred income taxes - current				0.0
Deferred income taxes - noncurrent				49.8
Other long-term liabilities				70.8
Increase in prepaid expenses and other current assets		(25.1)
Decrease in accrued expenses and other current liabilities		(25.5)
Accounting Standards Update 2015-03 [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Long-Term Debt				1,783.7
Other Assets				84.1
Scenario, Previously Reported [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Deferred income taxes - noncurrent				38.5
Other long-term liabilities				117.5
Long-Term Debt				1,803.7
Other Assets				104.1
Scenario, Previously Reported [Member] | Accounting Standards Update 2015-17 [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Deferred income taxes - current				58.0
Deferred income taxes - noncurrent				38.5
Other long-term liabilities				117.5
Increase in prepaid expenses and other current assets		(25.2)
Decrease in accrued expenses and other current liabilities		(25.4)
Scenario, Previously Reported [Member] | Accounting Standards Update 2015-03 [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Long-Term Debt				1,803.7
Other Assets				104.1
Restatement Adjustment [Member] | Accounting Standards Update 2015-17 [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Deferred income taxes - current				(58.0)
Deferred income taxes - noncurrent				11.3
Other long-term liabilities				(46.7)
Increase in prepaid expenses and other current assets		0.1
Decrease in accrued expenses and other current liabilities		$ (0.1)
Restatement Adjustment [Member] | Accounting Standards Update 2015-03 [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Long-Term Debt				(20.0)
Other Assets				$ (20.0)

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.